EQUITY (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022	Aug. 31, 2021
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Series C Preferred Stock Member
Preferred Stock, Shares Issued	50,000	50,000	0
Preferred Stock, Shares Outstanding	50,000	50,000	0
Preferred Stock, Par Value Per Share	$ 0.001	$ 100	$ 100
Preferred Stock, Shares Authorized	50,000	50,000	50,000
Preferred Stock Par Or Stated Value	$ 100
Preferred Stock Series B [Member]
Preferred Stock, Shares Issued	2,023	12,017	0
Preferred Stock, Shares Outstanding	2,023	12,017	0
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	100,000	100,000	100,000
Preferred Stock Series A[Member]
Preferred Stock, Shares Issued	15,500	15,500	15,500
Preferred Stock, Shares Outstanding	15,500	15,500	15,500
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Conversion rate	0.10%	0.10%